Fair Value of Pension Plan Assets by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 96,969		¥ 85,945		¥ 85,396
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	96,969		85,945
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Pooled Equity Securities Funds | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	12,458	[1]	9,360	[2]
Pooled Equity Securities Funds | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,670	[3]	11,826	[3]
Pooled Equity Securities Funds | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[1]	0	[2]
Pooled Equity Securities Funds | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[3]	0	[3]
Pooled Equity Securities Funds | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	12,458	[1]	9,360	[2]
Pooled Equity Securities Funds | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,670	[3]	11,826	[3]
Pooled Equity Securities Funds | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[1]	0	[2]
Pooled Equity Securities Funds | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[3]	0	[3]
Pooled Debt Securities Funds | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	26,208	[4]	25,182	[5]
Pooled Debt Securities Funds | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,641	[6]	12,894	[7]
Pooled Debt Securities Funds | Level 1 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[4]	0	[5]
Pooled Debt Securities Funds | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[6]	0	[7]
Pooled Debt Securities Funds | Level 2 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	26,208	[4]	25,182	[5]
Pooled Debt Securities Funds | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	14,641	[6]	12,894	[7]
Pooled Debt Securities Funds | Level 3 | Japan
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[4]	0	[5]
Pooled Debt Securities Funds | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[6]	0	[7]
Municipal Bonds | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,332		2,791
Municipal Bonds | Level 1 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Municipal Bonds | Level 2 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,332		2,791
Municipal Bonds | Level 3 | Overseas
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0		0
Life Insurance Company General Accounts | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	17,880	[8]	17,280	[8]
Life Insurance Company General Accounts | Level 1 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[8]	0	[8]
Life Insurance Company General Accounts | Level 2 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	17,880	[8]	17,280	[8]
Life Insurance Company General Accounts | Level 3 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[8]	0	[8]
Other | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	7,780	[9]	6,612	[9]
Other | Level 1 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	0	[9]	0	[9]
Other | Level 2 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	7,780	[9]	6,612	[9]
Other | Level 3 | Other Assets
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 0	[9]	¥ 0	[9]

[1]	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥12 million and units of ORIX JREIT Inc. in the amounts of ¥179 million at March 31, 2013.
[2]	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥89 million at March 31, 2012.
[3]	These funds invest in listing shares.
[4]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥107 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥41 million at March 31, 2013.
[5]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
[6]	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
[7]	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
[8]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[9]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.